First Trust Rising Dividend Achievers ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Rising Dividend Achievers(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.60%		14.25%					15.46%			13.58%
Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.12%		12.43%					10.83%		10.16%	10.26%	11.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
First Trust Rising Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.96%		13.65%					14.83%			12.98%
Performance Inception Date	Jan. 06, 2014
First Trust Rising Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.38%		12.86%					14.01%			12.14%
First Trust Rising Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.20%		10.52%					12.03%			10.49%